Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
5% Convertible Senior Unsecured Notes	$ 700,000	$ 700,000
Loan Facilities - Drybulk Segment	716,354	841,453
Loan Facilities - Tanker Segment	224,985	130,048
Loan Facilities - Drilling Segment	1,607,500	2,279,167
Less: Deferred financing costs	(162,124)	(192,183)
Less: Dryships participation in Ocean Rig Senior Notes		(18,000)
Add: Valuation of Dryships participation in Ocean Rigs Senior Notes		1,350
Total Debt	4,386,715	4,241,835
Less current portion	(1,102,085)	(429,149)
Long-term portion	3,284,630	3,812,686
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	$ 800,000	$ 0